United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/16

Date of Reporting Period: Six months ended 02/29/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
February 29, 2016
Share Class	Ticker
A	FGCAX
R	SRBRX
Institutional	FGCIX
Service	FGCSX

Federated Short-Intermediate Total Return Bond Fund
Established 2005

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2015 through February 29, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	64.7%
U.S. Treasury Securities	13.7%
Mortgage-Backed Securities[3]	6.8%
Collateralized Mortgage Obligations	3.9%
Trade Finance Agreements	2.8%
Floating Rate Loans	1.9%
Foreign Debt Securities	0.4%
Asset-Backed Securities	0.3%
Derivative Contracts[4]	0.1%
Other Security Types[5]	0.1%
Cash Equivalents[6]	1.5%
Other Assets and Liabilities—Net[7]	3.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of common stocks, purchased options and an exchange-traded fund.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—57.3%
		Basic Industry - Chemicals—0.6%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,164,671
50,000		RPM International, Inc., 6.50%, 2/15/2018	53,437
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	111,086
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	11,652
		TOTAL	1,340,846
		Basic Industry - Metals & Mining—3.3%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	965,000
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	777,346
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	100,800
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	194,001
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	639,888
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	54,920
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,050
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	973,379
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,455,723
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,093,528
850,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	828,449
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	917,846
		TOTAL	8,051,930
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,361,401
		Capital Goods - Aerospace & Defense—1.2%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	785,362
960,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	977,980
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,979
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	28,900
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,028,338
		TOTAL	2,846,559
		Capital Goods - Building Materials—0.3%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	721,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—1.1%
$15,000		Dover Corp., Note, 5.45%, 3/15/2018	$16,185
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,012
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,247,647
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	253,746
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	55,258
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	1,011,448
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	75,381
		TOTAL	2,670,677
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	56,338
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	514,648
		Communications - Cable & Satellite—1.6%
180,000	[1,2]	CCO Safari II LLC, Series 144A, 3.579%, 7/23/2020	180,591
2,000,000		DIRECTV Holdings LLC, 1.75%, 1/15/2018	1,995,316
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,593,726
		TOTAL	3,769,633
		Communications - Media & Entertainment—1.4%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	206,551
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	401,842
500,000		CBS Corp., 2.30%, 8/15/2019	502,827
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	952,114
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	138,506
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	247,744
70,000		Viacom, Inc., 2.50%, 9/1/2018	69,700
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	679,899
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	108,670
		TOTAL	3,307,853
		Communications - Telecom Wireless—1.1%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	203,412
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	832,917
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	574,654
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,110,666
		TOTAL	2,721,649
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—1.3%
$60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	$61,950
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	105,705
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	990,958
343,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.50%, 9/15/2016	345,694
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,047,205
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	506,709
		TOTAL	3,058,221
		Consumer Cyclical - Automotive—2.7%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	149,678
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	252,848
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,244,024
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	504,350
2,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	1,965,892
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	483,821
775,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	776,142
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	251,968
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,014,914
		TOTAL	6,643,637
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,191,735
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,527
		TOTAL	1,268,262
		Consumer Cyclical - Retailers—0.7%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	517,231
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,281,360
		TOTAL	1,798,591
		Consumer Cyclical - Services—1.3%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,242,995
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	543,917
1,250,000		Visa, Inc., Sr. Unsecd. Note, 2.20%, 12/14/2020	1,273,846
		TOTAL	3,060,758
		Consumer Non-Cyclical - Food/Beverage—2.1%
1,250,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,273,101
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	$312,617
1,250,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	1,266,346
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	980,501
150,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	158,521
10,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	10,053
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	649,169
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	512,006
		TOTAL	5,162,314
		Consumer Non-Cyclical - Health Care—1.6%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	761,104
225,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.675%, 12/15/2019	229,934
1,300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,469,099
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	142,811
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,277,612
		TOTAL	3,880,560
		Consumer Non-Cyclical - Pharmaceuticals—1.5%
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,250,405
730,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	738,890
1,250,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,268,499
475,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	480,240
		TOTAL	3,738,034
		Consumer Non-Cyclical - Products—0.3%
650,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	660,210
		Consumer Non-Cyclical - Supermarkets—0.9%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,016,070
100,000		Kroger Co., Note, 6.80%, 12/15/2018	112,951
		TOTAL	2,129,021
		Consumer Non-Cyclical - Tobacco—0.3%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	18,385
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	54,582
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	700,604
		TOTAL	773,571
		Energy - Independent—0.5%
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	854,880
70,000		Devon Energy Corp., 6.30%, 1/15/2019	66,424
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$500,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	$356,761
		TOTAL	1,278,065
		Energy - Integrated—1.8%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,022,987
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	511,226
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	388,653
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	1,661,880
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	560,625
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	97,479
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	116,225
		TOTAL	4,359,075
		Energy - Midstream—1.0%
1,225,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	1,148,190
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	262,829
1,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	968,608
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	49,659
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	51,457
		TOTAL	2,480,743
		Energy - Oil Field Services—1.4%
510,000		Halliburton Co., Sr. Unsecd. Note, 2.70%, 11/15/2020	503,014
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	207,351
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	673,046
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	189,440
1,250,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	1,228,967
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	568,575
		TOTAL	3,370,393
		Energy - Refining—0.2%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	300,690
200,000		Valero Energy Corp., 9.375%, 3/15/2019	232,447
		TOTAL	533,137
		Financial Institution - Banking—11.3%
143,000		American Express Co., 2.65%, 12/2/2022	139,152
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	937,851
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$2,000,000	BB&T Corp., Series MTN, 1.60%, 8/15/2017	$2,002,318
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	339,438
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	996,946
500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	577,093
2,000,000	Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,021,386
2,000,000	Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	1,996,574
250,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	248,148
1,200,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,169,125
300,000	Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	300,225
50,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	56,013
400,000	Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	408,210
100,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	111,456
600,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	592,451
1,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	997,347
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	509,449
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	277,648
1,125,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,279,882
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	995,076
1,010,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,199,689
350,000	Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	347,263
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,586
200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	202,886
1,200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,301,317
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	112,274
725,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	716,768
250,000	MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	253,309
1,000,000	Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,039,911
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,500,348
1,130,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,207,146
500,000	Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	504,942
700,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	703,919
45,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	45,043
1,500,000	Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,497,839
350,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	385,696
	TOTAL	27,226,724
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—0.7%
$725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	$717,385
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	930,463
		TOTAL	1,647,848
		Financial Institution - Finance Companies—2.4%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,235,520
3,950,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 0.964%, 4/15/2016	3,950,786
405,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	409,376
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	101,581
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	163,174
		TOTAL	5,860,437
		Financial Institution - Insurance - Health—0.5%
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,028,162
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	81,323
		TOTAL	1,109,485
		Financial Institution - Insurance - Life—1.5%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	780,668
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	330,126
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,195,526
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	167,181
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	985,684
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	210,549
		TOTAL	3,669,734
		Financial Institution - Insurance - P&C—1.5%
800,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	805,246
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	402,264
50,000		Chubb Ltd, Sr. Note, 5.75%, 5/15/2018	54,456
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,036,547
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	811,870
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	513,072
		TOTAL	3,623,455
		Financial Institution - REIT - Healthcare—0.3%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	156,815
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$700,000		Healthcare Trust of America, 3.70%, 4/15/2023	$694,284
		TOTAL	851,099
		Financial Institution - REIT - Office—0.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	266,824
		Financial Institution - REIT - Other—0.4%
115,000		Liberty Property LP, 6.625%, 10/1/2017	122,433
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	617,821
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	304,230
		TOTAL	1,044,484
		Financial Institution - REIT - Retail—0.6%
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,076,226
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	192,457
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	108,388
		TOTAL	1,377,071
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	519,451
		Technology—3.6%
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,005,196
500,000		BMC Software, Inc., 7.25%, 6/1/2018	419,375
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	252,330
1,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,009,246
1,250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.70%, 6/1/2020	1,260,927
1,000,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	1,000,949
1,000,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	993,538
1,300,000		Microsoft Corporation, 1.85%, 2/12/2020	1,319,307
1,250,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,235,545
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	152,133
		TOTAL	8,648,546
		Transportation - Airlines—0.4%
1,000,000		Southwest Airlines Co., Sr. Unsecd. Note, 2.75%, 11/6/2019	1,024,568
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	193,442
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—1.0%
$40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	$42,745
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	497,777
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	151,625
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,479,796
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	300,810
		TOTAL	2,472,753
		Utility - Electric—2.3%
870,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	882,915
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	20,461
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	762,233
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	261,359
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	106,345
9,600	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	9,807
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	251,206
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,740
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	480,543
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,415
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,089,478
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	321,907
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,266,917
		TOTAL	5,599,326
		Utility - Natural Gas—0.9%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	117,352
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	531,560
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	40,011
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,031,432
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	251,197
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	89,743
		TOTAL	2,061,295
		TOTAL CORPORATE BONDS (IDENTIFIED COST $139,976,347)	138,754,543
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.8%
		Commercial Mortgage—2.7%
$1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	$1,283,510
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	423,392
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	190,671
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.966%, 6/10/2046	759,132
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,073,123
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	468,682
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	733,060
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	206,257
73,898	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	76,347
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	323,292
		TOTAL	6,537,466
		Government Agency—0.1%
142,864		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 1.027%, 12/15/2037	143,440
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,683,713)	6,680,906
		MORTGAGE-BACKED SECURITIES—3.0%
		Federal National Mortgage Association—3.0%
4,198,572		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	4,502,805
2,649,011		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	2,780,248
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,139,800)	7,283,053
		U.S. TREASURIES—13.6%
2,020,260		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,038,056
500,000		United States Treasury Note, 0.875%, 4/30/2017	500,818
3,250,000		United States Treasury Note, 1.375%, 3/31/2020	3,278,459
7,500,000		United States Treasury Note, 1.375%, 8/31/2020	7,559,353
13,500,000		United States Treasury Note, 1.625%, 12/31/2019	13,761,939
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	3,105,261
2,500,000	[3]	United States Treasury Note, 2.125%, 6/30/2022	2,598,255
		TOTAL U.S. TREASURIES (IDENTIFIED COST $32,506,051)	32,842,141
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—19.0%[4]
74,640	Emerging Markets Fixed Income Core Fund	$2,545,024
516,698	Federated Bank Loan Core Fund	4,934,464
1,320,972	Federated Mortgage Core Portfolio	13,170,094
1,228,332	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[5]	1,228,332
813,654	Federated Project and Trade Finance Core Fund	7,599,530
2,853,631	High Yield Bond Portfolio	16,408,379
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,795,854)	45,885,823
	TOTAL INVESTMENTS—95.7% (IDENTIFIED COST $235,101,765)[6]	231,446,466
	OTHER ASSETS AND LIABILITIES - NET—4.3%[7]	10,459,804
	TOTAL NET ASSETS—100%	$241,906,270
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	25	$5,463,672	June 2016	$(5,527)
[8]United States Treasury Long Bond, Short Futures	45	$7,403,906	June 2016	$126,099
[8]United States Treasury Notes, 10-Year Short Futures	150	$19,577,344	June 2016	$122,681
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$243,253
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $25,775,250, which represented 10.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $25,775,250, which represented 10.7% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $235,104,381.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$138,754,543	$—	$138,754,543
Collateralized Mortgage Obligations	—	6,680,906	—	6,680,906
Mortgage-Backed Securities	—	7,283,053	—	7,283,053
U.S. Treasuries	—	32,842,141	—	32,842,141
Investment Companies[1]	1,228,332	44,657,491	—	45,885,823
TOTAL SECURITIES	$1,228,332	$230,218,134	$—	$231,446,466
Other Financial Instruments[2]
Assets	$248,780	$—	$—	$248,780
Liabilities	(5,527)	—	—	(5,527)
TOTAL OTHER FINANCIAL INSTRUMENTS	$243,253	$—	$—	$243,253
1	Federated Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended 8/31/2015	Period Ended 8/31/2014[1]
Net Asset Value, Beginning of Period	$10.34	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.12[2]	0.25[2]	0.16[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.16)	(0.29)	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	(0.04)	0.25
Less Distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.15)
Net Asset Value, End of Period	$10.17	$10.34	$10.63
Total Return[3]	(0.40)%	(0.34)%	2.34%
Ratios to Average Net Assets:
Net expenses	0.60%[4]	0.60%	0.60%[4]
Net investment income	2.43%[4]	2.41%	2.53%[4]
Expense waiver/reimbursement[5]	0.16%[4]	0.16%	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,768	$16,654	$9,609
Portfolio turnover	10%	23%	51%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended 8/31/2015	Period Ended 8/31/2014[1]
Net Asset Value, Beginning of Period	$10.33	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.10[2]	0.20[2]	0.19[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.16)	(0.30)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	(0.10)	0.21
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.11)
Net Asset Value, End of Period	$10.17	$10.33	$10.63
Total Return[3]	(0.54)%	(0.93)%	2.04%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.10%	1.10%[4]
Net investment income	2.01%[4]	1.89%	2.15%[4]
Expense waiver/reimbursement[5]	0.15%[4]	0.15%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$189	$0[6]	$0[6]
Portfolio turnover	10%	23%	51%[7]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.33	$10.63	$10.37	$10.68	$10.51	$10.41
Income From Investment Operations:
Net investment income	0.14[1]	0.28[1]	0.28[1]	0.19	0.24	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	(0.17)	(0.30)	0.26	(0.31)	0.23	0.12
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	(0.02)	0.54	(0.12)	0.47	0.40
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.26)	(0.19)	(0.24)	(0.27)
Distributions from net realized gain on investments and futures contracts	—	—	(0.02)	—	(0.06)	(0.03)
TOTAL DISTRIBUTIONS	(0.14)	(0.28)	(0.28)	(0.19)	(0.30)	(0.30)
Net Asset Value, End of Period	$10.16	$10.33	$10.63	$10.37	$10.68	$10.51
Total Return[2]	(0.27)%	(0.19)%	5.24%	(1.17)%	4.49%	3.90%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.30%	0.30%	0.30%
Net investment income	2.67%[3]	2.64%	2.65%	1.81%	2.27%	2.58%
Expense waiver/reimbursement[4]	0.20%[3]	0.19%	0.25%	0.32%	0.62%	1.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$196,478	$203,880	$181,702	$106,396	$95,256	$32,703
Portfolio turnover	10%	23%	51%	46%	69%	103%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.33	$10.62	$10.36	$10.68	$10.51	$10.41
Income From Investment Operations:
Net investment income	0.12[1]	0.25[1]	0.25[1]	0.16	0.22	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	(0.16)	(0.29)	0.26	(0.32)	0.22	0.13
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	(0.04)	0.51	(0.16)	0.44	0.38
Less Distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.23)	(0.16)	(0.21)	(0.25)
Distributions from net realized gain on investments and futures contracts	—	—	(0.02)	—	(0.06)	(0.03)
TOTAL DISTRIBUTIONS	(0.13)	(0.25)	(0.25)	(0.16)	(0.27)	(0.28)
Net Asset Value, End of Period	$10.16	$10.33	$10.62	$10.36	$10.68	$10.51
Total Return[2]	(0.40)%	(0.34)%	4.99%	(1.51)%	4.23%	3.64%
Ratios to Average Net Assets:
Net expenses	0.60%[3]	0.60%	0.59%	0.55%	0.55%	0.55%
Net investment income	2.43%[3]	2.36%	2.39%	1.40%	2.05%	2.35%
Expense waiver/reimbursement[4]	0.21%[3]	0.20%	0.24%	0.33%	0.33%	1.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,471	$28,600	$50,843	$34,969	$254,803	$4,934
Portfolio turnover	10%	23%	51%	46%	69%	103%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 29, 2016 (unaudited)
Assets:
Total investment in securities, at value including $45,885,823 of investment in affiliated holdings (Note 5) (identified cost $235,101,765)		$231,446,466
Income receivable		1,367,219
Receivable for investments sold		12,041,859
Receivable for shares sold		457,224
TOTAL ASSETS		245,312,768
Liabilities:
Payable for shares redeemed	$3,156,588
Bank overdraft	51,138
Payable for daily variation margin on futures contracts	31,771
Income distribution payable	75,779
Payable to adviser (Note 5)	980
Payable for Directors'/Trustees' fees (Note 5)	135
Payable for other service fees (Notes 2 and 5)	10,695
Accrued expenses (Note 5)	79,412
TOTAL LIABILITIES		3,406,498
Net assets for 23,801,501 shares outstanding		$241,906,270
Net Assets Consist of:
Paid-in capital		$251,581,808
Net unrealized depreciation of investments and futures contracts		(3,412,046)
Accumulated net realized loss on investments and futures contracts		(6,267,769)
Undistributed net investment income		4,277
TOTAL NET ASSETS		$241,906,270
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($17,767,770 ÷ 1,746,968 shares outstanding), no par value, unlimited shares authorized	$10.17
Offering price per share (100/99.00 of $10.17)	$10.27
Redemption proceeds per share	$10.17
Class R Shares:
Net asset value per share ($189,328 ÷ 18,617 shares outstanding), no par value, unlimited shares authorized	$10.17
Offering price per share	$10.17
Redemption proceeds per share	$10.17
Institutional Shares:
Net asset value per share ($196,478,149 ÷ 19,332,274 shares outstanding), no par value, unlimited shares authorized	$10.16
Offering price per share	$10.16
Redemption proceeds per share	$10.16
Service Shares:
Net asset value per share ($27,471,023 ÷ 2,703,642 shares outstanding), no par value, unlimited shares authorized	$10.16
Offering price per share	$10.16
Redemption proceeds per share	$10.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 29, 2016 (unaudited)
Investment Income:
Interest			$2,647,925
Dividends received from affiliated holdings (Note 5)			1,155,602
Investment income allocated from affiliated partnership (Note 5)			2,790
TOTAL INCOME			3,806,317
Expenses:
Investment adviser fee (Note 5)		$376,833
Administrative fee (Note 5)		98,270
Custodian fees		8,398
Transfer agent fee (Note 2)		79,450
Directors'/Trustees' fees (Note 5)		2,533
Auditing fees		14,287
Legal fees		3,959
Portfolio accounting fees		64,531
Distribution services fee (Note 5)		125
Other service fees (Notes 2 and 5)		52,810
Share registration costs		28,952
Printing and postage		11,742
Miscellaneous (Note 5)		3,846
EXPENSES BEFORE ALLOCATION		745,736
Expenses allocated from affiliated partnership (Notes 2 and 5)		118
TOTAL EXPENSES		745,854
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(186,201)
Reimbursement of other operating expenses (Notes 2 and 5)	(58,821)
TOTAL WAIVER AND REIMBURSEMENTS		(245,022)
Net expenses			500,832
Net investment income			$3,305,485
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $(666,748) on sales of investments in affiliated holdings) (Note 5)	$(294,893)
Net realized loss on futures contracts	(1,656,397)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Notes 2 and 5)	(7,121)
Net change in unrealized depreciation of investments	(2,241,506)
Net change in unrealized appreciation of futures contracts	97,181
Net realized and unrealized loss on investments and futures contracts	(4,102,736)
Change in net assets resulting from operations	$(797,251)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2016	Year Ended 8/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,305,485	$6,501,612
Net realized loss on investments including allocation from affiliated partnership and futures contracts	(1,958,411)	(2,132,801)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,144,325)	(4,858,446)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(797,251)	(489,635)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(192,655)	(373,496)
Class R Shares	(488)	(1)
Institutional Shares	(2,893,944)	(5,233,199)
Service Shares	(360,306)	(988,616)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,447,393)	(6,595,312)
Share Transactions:
Proceeds from sale of shares	62,658,384	130,129,244
Net asset value of shares issued to shareholders in payment of distributions declared	2,939,962	5,784,322
Cost of shares redeemed	(68,581,225)	(121,848,482)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,982,879)	14,065,084
Change in net assets	(7,227,523)	6,980,137
Net Assets:
Beginning of period	249,133,793	242,153,656
End of period (including undistributed net investment income of $4,277 and $146,185, respectively)	$241,906,270	$249,133,793
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 29, 2016 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On February 10, 2016, the Trustees approved the tax-free re-designation of the Fund's Class R Shares to Class R6 Shares which is expected to occur the third quarter of 2016. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership
Semi-Annual Shareholder Report

established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers and reimbursements of $245,022 is disclosed in various locations in this Note 2 and Note 5. For the six months ended February 29, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$3,352	$(1,231)
Class R Shares	66	—
Institutional Shares	64,881	(49,513)
Service Shares	11,151	(8,077)
TOTAL	$79,450	$(58,821)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$18,286
Service Shares	34,524
TOTAL	$52,810
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2016, the Fund did not have a liability for any uncertain tax positions. The
Semi-Annual Shareholder Report

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,988,850 and $34,972,701, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(243,253)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,656,397)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$97,181
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	902,300	$9,242,527	1,902,514	$19,971,867
Shares issued to shareholders in payment of distributions declared	17,013	174,449	32,924	344,551
Shares redeemed	(783,631)	(8,093,706)	(1,228,041)	(12,851,055)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	135,682	$1,323,270	707,397	$7,465,363
Semi-Annual Shareholder Report

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	18,603	$190,161	—	$—
Shares issued to shareholders in payment of distributions declared	48	487	—	—
Shares redeemed	(43)	(439)	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	18,608	$190,209	—	$—

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,858,560	$49,922,733	9,628,366	$100,981,229
Shares issued to shareholders in payment of distributions declared	235,738	2,415,511	426,815	4,467,494
Shares redeemed	(5,494,341)	(56,168,402)	(7,419,731)	(77,717,568)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(400,043)	$(3,830,158)	2,635,450	$27,731,155

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	320,928	$3,302,963	876,501	$9,176,148
Shares issued to shareholders in payment of distributions declared	34,112	349,515	92,851	972,277
Shares redeemed	(420,689)	(4,318,678)	(2,986,453)	(31,279,859)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(65,649)	$ (666,200)	(2,017,101)	$(21,131,434)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(311,402)	$(2,982,879)	1,325,746	$14,065,084
4. FEDERAL TAX INFORMATION
At February 29, 2016, the cost of investments for federal tax purposes was $235,104,381. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $3,657,915. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,574,541 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,232,456.
At August 31, 2015, the Fund had a capital loss carryforward of $4,109,460 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$2,624,372	$1,485,088	$4,109,460
As of August 31, 2015, for federal income tax purposes, the Fund had $53,719 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the Adviser voluntarily waived $184,428 of its fee and voluntarily reimbursed $58,821 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class R Shares	0.50%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 29, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class R Shares	$125
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2016, FSC did not retain any fees paid by the Fund. For the six months ended February 29, 2016, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2016, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended February 29, 2016, FSSC received $173 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60%, 1.10%, 0.35% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2016; or (b) the date of the
Semi-Annual Shareholder Report

Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 29, 2016, the Adviser reimbursed $1,773. Transactions involving the affiliated holdings during the six months ended February 29, 2016, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 8/31/2015	—	504,172	1,401,248	1,058,264	797,426	3,397,187	7,158,297
Purchases/Additions	74,640	12,526	20,025	48,219,351	16,228	114,939	48,457,709
Sales/ Reductions	—	—	(100,301)	(48,049,283)	—	(658,495)	(48,808,079)
Balance of Shares Held 2/29/2016	74,640	516,698	1,320,972	1,228,332	813,654	2,853,631	6,807,927
Value	$2,545,024	$4,934,464	$13,170,094	$1,228,332	$7,599,530	$16,408,379	$45,885,823
Dividend Income/ Allocated Net Investment Income	$2,790	$122,381	$198,744	$3,504	$151,680	$679,293	$1,158,392
Allocated Net Realized Gain (Loss)	$(7,121)	$—	$—	$—	$—	$—	$(7,121)
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2016, were as follows:
Purchases	$14,701,917
Sales	$24,779,656
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$996.00	$2.98
Class R Shares	$1,000	$994.60	$5.46
Institutional Shares	$1,000	$997.30	$1.74
Service Shares	$1,000	$996.00	$2.98
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.88	$3.02
Class R Shares	$1,000	$1,019.39	$5.52
Institutional Shares	$1,000	$1,023.12	$1.76
Service Shares	$1,000	$1,021.88	$3.02
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.60%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.60%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year, three-year and five-year periods was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B862
CUSIP 31420B607
CUSIP 31420B508
34586 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 25, 2016